Employee Benefit Plans (Unfunded) (Details) - Schedule of Net Grauity Cost Recognized in Income Statement - Net gratuity cost recognized in income statement [Member] - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Employee Benefit Plans (Unfunded) (Details) - Schedule of Net Grauity Cost Recognized in Income Statement [Line Items]
Service cost	$ 20,975	$ 26,445	$ 71,084	$ 77,391	$ 97,679	$ 105,812
Interest cost	3,748	4,558	13,541	14,427	18,405	18,112
Amortization of net actuarial (gains)/loss	(5,250)	(4,466)	(15,859)	(13,826)	(18,290)	(1,992)
Net periodic benefit cost	$ 19,473	$ 26,537	$ 68,766	$ 77,992	$ 97,794	$ 121,932